Share-Based Payment Plans (Details) shares in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Mar. 31, 2021 shares	Feb. 29, 2016 shares
Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares) | shares	0.7	0.7	1.4
Weighted average exercise price of share options granted in share-based payment arrangement	$ 9.86	$ 9.17	$ 5.65
PSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years
Vesting period	3 years
Compensation expense (reversal)	$ 14,000,000	15,000,000	19,000,000
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense (reversal)	$ 3,000,000	$ 1,000,000	2,000,000
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares) | shares		16.5		14.5	14.5
Stock Options | Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Compensation expense (reversal)	$ 2,000,000	$ 2,000,000	$ 1,000,000
Expiration period of shares granted	7 years